UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21142
Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund                                                                           as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.5%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.0%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$10,687,177
		$10,687,177
Escrowed / Prerefunded — 0.2%
$1,885	New York City, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	$2,048,825
		$2,048,825
General Obligations — 7.8%
$28,400	California, 4.75%, 9/1/35	$29,023,380
12,500	California, 5.25%, 4/1/30	13,175,625
3,750	California, 5.25%, 4/1/34	4,016,325
13,250	California, 5.50%, 11/1/33	14,527,830
17,615	New York City, NY, 5.25%, 1/15/33	18,665,206
		$79,408,366
Hospital — 12.5%
$8,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$8,278,080
10,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	10,414,400
16,375	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	17,014,935
27,150	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	28,786,330
1,225	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,263,306
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,666,506
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,623,725
6,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	6,692,838
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,791,438
1,995	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	2,077,673
6,080	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	6,410,448
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	4,115,124
5,525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	6,073,411
5,880	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	5,925,217

$2,625	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	$2,713,279
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,136,700
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,825,700
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,991,130
3,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	3,705,275
2,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	2,618,450
		$127,123,965
Insured-Education — 1.5%
$8,270	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	$8,278,766
6,455	University of California, (MBIA), 4.75%, 5/15/37	6,658,913
		$14,937,679
Insured-Electric Utilities — 15.1%
$13,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$13,976,300
21,355	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/27	8,640,660
18,815	Lincoln, NE, Electric System, (FSA), 4.75%, 9/1/35	19,277,661
2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	2,764,388
18,240	Nebraska, NE, Public Power District, (FGIC), 4.75%, 1/1/35	18,771,878
22,150	Omaha, NE, Public Power District, (FGIC), 4.25%, 2/1/35	21,322,476
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	63,715,591
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	5,641,199
		$154,110,153
Insured-General Obligations — 27.0%
$3,975	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	$3,337,927
60,000	California, (XLCA), 5.00%, 10/1/28	62,599,200
34,035	Chabot-Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/45	5,037,180
35,370	Chabot-Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/46	4,976,559
41,300	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/21	21,889,413
14,330	Clark County, NV, (AMBAC), 2.50%, 11/1/36	9,595,081
24,000	Escondido, CA, (Election of 2004), (MBIA), 4.75%, 9/1/36	24,888,000
16,645	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	15,035,761
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	11,194,534
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	26,515,275

$8,600	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	$8,273,458
8,975	Olentangy, OH, Local School District, (FSA), 4.50%, 12/1/32	8,999,681
13,000	Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34	13,952,250
8,465	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	6,838,112
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	21,822,568
15,660	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/30	15,678,166
14,195	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	14,115,366
		$274,748,531
Insured-Hospital — 2.0%
$12,750	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$12,552,248
8,245	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	8,120,171
		$20,672,419
Insured-Industrial Development Revenue — 2.1%
$21,200	Monroe County, GA, Development Authority, (Georgia Power Co.), (AMBAC), Variable Rate, 4.90%, 7/1/36	$21,708,164
		$21,708,164
Insured-Lease Revenue / Certificates of Participation — 6.4%
$12,010	Anaheim, CA, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 5.00%, 3/1/37	$12,191,471
8,620	Jackson County, MO, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	8,643,705
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	44,486,686
		$65,321,862
Insured-Other Revenue — 6.0%
$28,675	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$30,028,173
30,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	31,610,700
		$61,638,873
Insured-Private Education — 1.1%
$270	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$345,889
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	10,630,300
		$10,976,189
Insured-Public Education — 1.1%
$12,330	University of Vermont and State Agricultural College, (MBIA), 4.00%, 10/1/35	11,443,596
		$11,443,596

Insured-Sewer Revenue — 5.3%
$13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	$6,864,937
19,000	King County, WA, Sewer Revenue, (FGIC), 5.00%, 1/1/31	19,854,240
11,050	Marysville, OH, Wastewater Treatement System, (XLCA), 4.75%, 12/1/46	11,269,674
16,105	Omaha, NE, Sanitation Sewer Revenue, (MBIA), 4.50%, 11/15/36	16,091,150
		$54,080,001
Insured-Special Tax Revenue — 6.4%
$10,000	Grand Forks, ND, Sales Tax Revenue, (Alerus Project), (MBIA), 4.50%, 12/15/29	$10,032,800
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	8,825,890
19,625	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	18,243,989
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,494,700
17,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	17,632,580
		$65,229,959
Insured-Transportation — 30.1%
$6,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$6,242,760
10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,994,116
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	1,214,797
20,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	20,765,800
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	5,448,228
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	9,284,200
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	4,642,100
17,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/25	7,542,390
25,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	5,184,750
10,810	Harris County, TX, Toll Road Senior Lien, (MBIA), 4.50%, 8/15/36	10,748,167
34,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	35,824,885
13,700	Newark, NJ, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	14,371,848
4,590	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	4,525,740
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	26,295,850
9,650	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	9,596,250
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	39,970,194
10,410	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	9,686,609

$40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	$22,553,451
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	67,938,618
		$306,830,753
Insured-Utilities — 0.5%
$5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	$5,200,500
		$5,200,500
Insured-Water and Sewer — 9.2%
$20,935	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	$22,008,547
11,020	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	10,963,467
9,455	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	9,341,256
4,100	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	3,938,419
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	8,986,200
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	9,939,565
18,000	Tampa Bay, FL, Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	17,896,500
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,542,500
		$93,616,454
Insured-Water Revenue — 16.0%
$8,930	Albany, OR, Water Revenue, (FGIC), 5.00%, 8/1/33	$9,426,597
25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39 (1)	27,116,867
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,425,793
61,585	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	64,539,232
40,120	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	36,434,978
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,284,050
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,340,860
700	Metropolitan Water District, Southern California, Water Resource, (MBIA), 5.00%, 7/1/37	712,586
10,000	West Wilson, TN, Utility District Waterworks Revenue, (MBIA), 4.00%, 6/1/32	9,301,500
		$162,582,463
Other Revenue — 3.9%
$38,175	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	$39,675,659
		$39,675,659
Private Education — 0.3%
$3,195	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	$3,372,514
		$3,372,514

Special Tax Revenue — 1.5%
$4,600	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$4,851,850
1,750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	1,856,190
2,405	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,604,471
5,110	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	5,500,200
		$14,812,711
Water and Sewer — 1.5%
$14,310	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33	$14,766,632
		$14,766,632
Total Tax-Exempt Investments — 158.5% (identified cost $1,528,255,015)		$1,614,993,445
Other Assets, Less Liabilities — (0.3)%		$(3,195,383)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.2)%		$(592,641,007)
Net Assets Applicable to Common Shares — 100.0%		$1,019,157,055

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 81.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 22.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	1757 U.S. Treasury Bond	Short	$(200,479,222)	$(195,795,688)	$4,683,534

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $40,750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the three months USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $71,121, on December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $40,750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the three months USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $144,579, on December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,527,949,303
Gross unrealized appreciation	$87,361,369
Gross unrealized depreciation	(317,227)
Net unrealized appreciation	$87,044,142

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2007